Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 08, 2011
Registrant Name	dei_EntityRegistrantName	OLD WESTBURY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000909994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Old Westbury U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

Supplement Dated June 8, 2011 to the
Prospectus dated March 1, 2011

This supplement provides notice of certain important information relating to the above Funds and should be read in conjunction with the Prospectus.

          On April 27, 2011, the Fee Waiver Commitment Letter pertaining to the commitment of Bessemer Investment Management LLC (the “Adviser”) and Bessemer Trust Company, N.A. (“BTNA”) to waive certain investment advisory fees and shareholder servicing fees for various series of the Corporation was amended to change the waiver of certain investment advisory fees to exclude dividend expenses associated with securities sold short (the “Fee Waiver Letter”). The Fee Waiver Letter replaces the prior fee waiver letter commitment letter of the Adviser and BTNA dated January 27, 2011.

          Accordingly, effective immediately, the Funds’ prospectus is revised and supplemented as follows:

Disclosures Relating to the Old Westbury U.S. Large Cap Fund

          On page 1, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Old Westbury U.S. Large Cap Fund | Old Westbury U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
Disclosures Relating to the Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 4, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[3]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[3]
Disclosures Relating to the Old Westbury Global Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 7, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Global Small & Mid Cap Fund | Old Westbury Global Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[4],[5]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[4]
Disclosures Relating to the Old Westbury Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 11, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Global Opportunities Fund | Old Westbury Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2],[6]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[6]
Disclosures Relating to the Old Westbury Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 16, footnote 1 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 1. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Real Return Fund | Old Westbury Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[7]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%	[7]
Disclosures Relating to the Old Westbury Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 21, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[9]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%	[9]
Disclosures Relating to the Old Westbury Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Supplemental [Text Block]	cik0000909994_SupplementalTextBlock

          On page 24, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Disclosures Relating to the Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[9]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[9]

[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.05%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[4]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[5]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[7]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[8]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[9]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.